Inventories-Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventories [Line Items]
Impairment of inventories	€ (171)	€ 6,318	€ 999
Advance payments	6,194	4,595
Impairment of inventories	(93)	1,043
Inventories pledged as security for liabilities	11,250	15,000
ABL [Member]
Inventories [Line Items]
Impairment of inventories	950	1,043
Slow Moving and Accrual Obsolescence [Member]
Inventories [Line Items]
Impairment of inventories	€ 8,082	€ 8,160